DECONSOLIDATION OF SUBSIDIARY	6 Months Ended
Jun. 30, 2026
DECONSOLIDATION OF SUBSIDIARY
DECONSOLIDATION OF SUBSIDIARY

3.DECONSOLIDATION OF SUBSIDIARY

On June 12, 2026, SmartKem Limited, a corporation organized under English law and the Company’s wholly owned subsidiary, was placed into creditors Voluntary Liquidation. SmartKem Limited is under the control of an administrator which oversees the liquidation process. The Company assessed the inherent uncertainties associated with the outcome of the voluntary creditors liquidation process and the anticipated duration thereof, and concluded that it was appropriate to deconsolidate SmartKem, Limited effective on the date the administrator was appointed.

SmartKem, Ltd. developed and manufactured custom electronic materials designed to enable the next generation of electronics. The advanced TRUFLEX® materials integrated into existing manufacturing processes, supporting efficient, scalable production and high-performance outcomes across a broad range of electronic applications. It combined materials science expertise with practical engineering to deliver tailored solutions for partners seeking to innovate in electronics.

All development and manufacturing activities have been transferred to SmartKem, Inc and continue to be done in the Manchester, UK facility by a team of employees hired from SmartKem, Ltd.

The Company did not receive any consideration in the deconsolidation of SmartKem Limited.

The following table presents the assets and liabilities of SmartKem Limited:

June 12
2026
Assets
Current assets
Cash and cash equivalents	$33
Accounts receivable	3
Research and development tax credit receivable	543
Prepaid expenses and other current assets	239
Total current assets	818
Property, plant and equipment, net	113
Right-of-use assets, net	479
Other assets, non-current	592
Total deconsolidated assets	$1,410
Liabilities
Current liabilities
Accounts payable and accrued expenses	$1,635
Lease liabilities, current	353
Deferred revenue	107
Total current liabilities	2,095
Lease liabilities, non-current	167
Total deconsolidated liabilities	2,262
Deconsolidated net liabilities	$(852)

Net liabilities of SmartKem Limited excludes $45.6 million of net intercompany trade and notes payables to SmartKem, Inc. as of June 12, 2026. Upon deconsolidation, these intercompany balances were reestablished as third-party balances by SmartKem, Inc. and management assessed their collectability. Based on the facts and circumstances existing at June 12, 2026, management determined the receivables due from SmartKem Limited were not collectible and recorded a bad debt expense of approximately $45.6 million, which is included in non-operating expense for the three and six months ended June 30, 2026

The Company recognized a gain on deconsolidation of investment of SmartKem Limited of approximately $43.3 million, which is included in non-operating expense for the three and six months ended June 30, 2026. The gain included approximately $0.1 million of cumulative foreign currency translation losses reclassified from accumulated other comprehensive income. The Company did not receive any consideration in the deconsolidation and retained no ownership interest in SmartKem Limited following the deconsolidation.